Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 3,316
Loan commitment fees related to Senior Credit Facility	3,120	$ 3,316
Software	24,996
Balance	28,116	3,316
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	12,345	11,131
Additions	24,972	1,214
Reclassifications	2,390
Balance	39,707	12,345
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	12,345	11,131
Additions	1,793	1,214
Balance	14,138	12,345
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Additions	23,179
Reclassifications	2,390
Balance	25,569
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	9,029	7,768
Amortization expense	2,562	1,261
Balance	11,591	9,029
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	9,029	7,768
Amortization expense	1,989	1,261
Balance	11,018	$ 9,029
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Amortization expense	573
Balance	$ 573